Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ 1,155,600	$ 528,200
Increases recorded to income tax provision	176,400	627,400
Valuation allowance as of end of year	$ 1,332,000	$ 1,155,600